Components of Other Significant Items (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	¥ 3,921	¥ (7,374)	¥ (6,948)
Depreciation and amortization	354,624	376,695	376,735
Corporate
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	54,151	51,070	44,569
Operating Segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	300,473	325,625	332,166
Operating Segments | Mobile Communications
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	22,067	22,073	19,165
Operating Segments | Game & Network Services
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	18,336	16,529	12,324
Operating Segments | Imaging Products & Solutions
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(70)	188	743
Depreciation and amortization	31,775	38,080	39,605
Operating Segments | Home Entertainment & Sound
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	25,238	25,806	26,968
Operating Segments | Devices
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	87,795	106,472	112,486
Operating Segments | Pictures
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(742)	(1,829)	(601)
Depreciation and amortization	19,980	18,078	15,428
Operating Segments | Music
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	3,471	2,338	(4,766)
Depreciation and amortization	13,632	14,414	13,209
Operating Segments | Financial Services
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(782)	(2,336)	(2,303)
Depreciation and amortization	66,223	54,348	62,633
Operating Segments | All Other
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	2,044	(5,735)	(21)
Depreciation and amortization	¥ 15,427	¥ 29,825	¥ 30,348